Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2023
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Reconciliation of Changes in Intangible Assets and Goodwill

					Weighted
			Accumulated		remaining
		Accumulated	impairment		average useful
As at March 31, 2023	Cost	amortization	losses	Net	life (in years)
Customer relationships	$3,029,631	$(2,195,217)	$—	$834,414	3.75
License agreements	1,703,837	(931,162)	—	772,675	4.22
Tradenames	22,504,329	(2,998,269)	(19,506,060)	—	—
Intangible assets	$27,237,797	$(6,124,648)	$(19,506,060)	$1,607,089	3.98
Goodwill	$21,968,821	$—	$(19,542,436)	$2,426,385	N/A

					Weighted
			Accumulated		remaining
		Accumulated	impairment		average useful
As at March 31, 2022	Cost	amortization	losses	Net	life (in years)
Non-compete agreements	$319,872	$(319,872)	$—	$—	—
Customer relationships	11,127,771	(9,896,889)	—	1,230,882	4.75
Farmer relationships	10,446,700	(10,446,700)	—	—	—
Patents	288,541	(288,541)	—	—	—
License agreements	4,088,843	(3,050,053)	—	1,038,790	3.79
Website and trademarks	529,441	(457,836)	—	71,605	1.00
Computer software	710,525	(669,341)	—	41,184	0.25
Tradenames	22,504,329	(1,704,755)	(1,527,000)	19,272,574	14.00
Intangible assets	$49,696,150	$(26,514,115)	$(1,527,000)	$21,655,035	7.73
Goodwill	$127,442,658	$—	$(105,274,370)	$22,168,288	N/A

Schedule of Amortization Expense Has Recorded in Consolidated Statements of Loss and Comprehensive Loss

	Years ended
	March 31,	March 31,
	2023	2022
Cost of sales	$958	$582,096
Selling, general and administrative expenses	1,658,365	2,774,632
	$1,659,323	$3,356,728

Schedule of Estimated Aggregate Amortization Expense Related to Intangible Assets with Finite Useful Life

The estimated aggregate amortization expense related to intangible assets with finite useful life for each of the next five fiscal years is as follows:

	2024	2025	2026	2027	2028
Estimated aggregate amortization expense	$405,646	$405,646	$405,646	$350,020	$40,131

Schedule of Goodwill

	Notes	Goodwill
Balance as at March 31, 2021		$25,453,372
Impairment loss		(3,288,847)
Effect of movements in exchange rates		3,763
Balance as at March 31, 2022		$22,168,288
Impairment loss		(19,542,436)
Effect of movements in exchange rates		(199,467)
Balance as at March 31, 2023		$2,426,385

Summary of Aggregate Amount of Goodwill is Allocated to Each Reporting Unit

	March 31,	March 31,
	2023	2022
Biodroga	$2,426,385	$2,625,851
Sprout	—	19,542,437
	$2,426,385	$22,168,288